Recently Issued Accounting Pronouncements	9 Months Ended
Sep. 30, 2018
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Recently Issued Accounting Pronouncements

NOTE 3 - RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS:

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (“Topic 606”, “ASU 2014-09”, or “the New Revenue Standard”). ASU 2014-09 requires entities to recognize revenue that represents the transfer of promised goods or services to customers in an amount equivalent to the consideration to which the entity expects to be entitled to in exchange for those goods or services. The following steps should be applied to determine this amount: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. ASU 2014-09 supersedes the revenue recognition requirements in ASU 605, “Revenue Recognition,” and most industry-specific guidance in the Accounting Standards Codification. The New Revenue Standard is effective for the Company for annual reporting periods, including interim periods therein, beginning January 1, 2018. The New Revenue Standard may be applied retrospectively with the cumulative effect recognized as of the date of adoption (modified retrospective method). The Company has adopted the New Revenue Standard using modified retrospective method. The Company has completed its assessment of the New Revenue Standard and identified two revenue streams; (1) licensing revenue and (2) revenue from clinical supply of RTGel per the license agreement with Allergan. The implementation of the New Revenue Standard did not have a material impact on the amount or timing of the Company’s current revenue recognition related to these revenue streams.

In February 2016, the FASB issued ASU No. 2016-02, “Leases” (“Topic 842” or “ASU 2016-02”). ASU 2016-02 supersedes existing guidance in Leases (Topic 840). The revised standard requires lessees to recognize the assets and liabilities arising from leases with lease terms greater than twelve months on the balance sheet, including those currently classified as operating leases, and to disclose key information about leasing arrangements. Lessees will be required to recognize a lease liability and a right-of-use asset on their balance sheets, while lessor accounting will remain largely unchanged. The guidance is effective for annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact the adoption of ASU 2016-02 will have on its consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU 2018-07, "Compensation-Stock Compensation" (“Topic 718” or “ASU 2018-07”) to improve the usefulness of information provided to users of financial statements while reducing cost and complexity in financial reporting and provide guidance aligning the measurement and classification for share-based payments to nonemployees with the guidance for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date. This standard is effective for fiscal years beginning after December 15, 2018, and interim periods within those annual periods. Early adoption is permitted, but no earlier than an entity's adoption date of Topic 606. The Company is currently assessing the impact of ASU 2018-07.